Short-term Investments (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Aug. 31, 2009 Held-to-maturity Security Investment Contracts New China Trust CNY	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security CNY	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security CNY		Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Investment Contracts China Railway Trust CNY		Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Investment Contracts New China Trust CNY	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Investment Contracts Shanghai Lingang And Anhu iHailuo CNY		Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security USD ($)	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security CNY	Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security CNY		Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits USD ($)	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Investment Contracts China Railway Trust USD ($)		Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Investment Contracts China Railway Trust CNY		Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Investment Contracts New China Trust CNY	Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Investment Contracts Shanghai Lingang And Anhu iHailuo CNY
Schedule of Held-to-maturity Securities [Line Items]
Short-term investments	$ 146,137,476	919,774,660	3,253,362,000	500,000,000	919,774,660	3,253,362,000	[1]	319,774,660	1,403,362,000	600,000,000	[2]	500,000,000	1,350,000,000	[3]	$ 146,137,476	919,774,660	3,253,362,000	[1]	$ 50,807,077	319,774,660	1,403,362,000	$ 95,330,399	[2]	600,000,000	[2]	500,000,000	1,350,000,000	[3]

[1]	On November, 2011, the Company invested in a real estate project of Zhonghang WanKe Co., Ltd. through China Railway Trust amounting to RMB600,000,000 (US$95,330,399), with an expected annual interest rate of 9.1%, and maturity of one year. The principal amounts of the investment contracts are wholly guaranteed by the land use right and construction in progress of the project. Management has accounted for these investment contracts as short-term investments held-to-maturity in accordance with ASC 320-10 at amortized cost. There was no impairment indicators present associated with these investment contracts at December 31, 2011.
[2]	On August 21, 2009, the Group entered into a two year investment contract amounting to RMB500,000,000 with a fixed quarterly yield of 1.5% (6% per annum) with new China Trust. The investment contract is secured by 45,040,000 A-shares of Shanghai Pudong Development Bank ("PDB"), a company listed on the Shanghai Stock Exchange. Management has accounted for this investment as short-term investment held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimated remaining period until maturity. There was no impairment indicators present associated with these investment contracts at December 31, 2010. Proceeds with respect to this investment have been received by the Group on the maturity date of August 21, 2011.
[3]	On December 24, 2010, the Company entered into investment contracts with Shanghai Lingang and Anhui Hailuo amounting to RMB850,000,000 and RMB500,000,000, respectively, with fixed interests of 4.0% and 4.2% per annum, respectively and maturity of 150 days and 157 days, respectively. The principal amounts of the Shanghai Lingang and Anhui Hailuo investment contracts are wholly guaranteed by China Minsheng Banking Corp. Ltd, a company that is listed on both the Shanghai and Hong Kong Stock Exchange. Management has accounted for these investment contracts as short-term investments held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimated remaining period until maturity. There was no impairment indicators present associated with these investment contracts at December 31, 2010. Proceeds with respect to these investments have been received by the Group on May 30, 2011.